SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) - Notable Labs Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Series A1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	3,583,743	3,583,743
Temporary equity, shares issued	1,815,484	3,583,743
Temporary equity, shares outstanding	1,815,484	3,583,743
Original Issue Price	$ 2.9163	$ 2.9163
Aggregate liquidation amount	$ 5,294	$ 10,451
Carrying amount	$ 5,289	$ 10,434
Series A2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	1,194,403	1,194,403
Temporary equity, shares issued	308,602	1,194,403
Temporary equity, shares outstanding	308,602	1,194,403
Original Issue Price	$ 2.6247	$ 2.6247
Aggregate liquidation amount	$ 810	$ 3,135
Carrying amount	$ 858	$ 3,320
Series A3 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	1,234,382	1,234,382
Temporary equity, shares issued	191,493	1,234,382
Temporary equity, shares outstanding	191,493	1,234,382
Original Issue Price	$ 2.3238	$ 2.3238
Aggregate liquidation amount	$ 445	$ 2,868
Carrying amount	$ 506	$ 3,259
Series A4 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	956,297	956,297
Temporary equity, shares issued		956,297
Temporary equity, shares outstanding		956,297
Original Issue Price	$ 1.0457	$ 1.0457
Aggregate liquidation amount		$ 1,000
Carrying amount		$ 2,047
Series A5 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	114,573	114,573
Temporary equity, shares issued		114,573
Temporary equity, shares outstanding		114,573
Original Issue Price	$ 0.8728	$ 0.8728
Aggregate liquidation amount		$ 100
Carrying amount		$ 238
Series A6 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	1,779,996	1,779,996
Temporary equity, shares issued		1,779,996
Temporary equity, shares outstanding		1,779,996
Original Issue Price	$ 0.3485	$ 0.3485
Aggregate liquidation amount		$ 620
Carrying amount		$ 620
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	8,863,394	8,863,394
Temporary equity, shares issued	2,315,579	8,863,394
Temporary equity, shares outstanding	2,315,579	8,863,394
Original Issue Price
Aggregate liquidation amount	$ 6,549	$ 18,174
Carrying amount	$ 6,653	$ 19,918
Series B1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	775,744	775,744
Temporary equity, shares issued	58,220	775,744
Temporary equity, shares outstanding	58,220	775,744
Original Issue Price	$ 5.15279	$ 5.15279
Aggregate liquidation amount	$ 300	$ 3,997
Carrying amount	$ 235	$ 3,137
Series B2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	5,898,990	6,598,373
Temporary equity, shares issued	3,497,953	5,898,990
Temporary equity, shares outstanding	3,497,953	5,898,990
Original Issue Price	$ 6.0621	$ 6.0621
Aggregate liquidation amount	$ 21,205	$ 35,760
Carrying amount	$ 21,205	$ 35,760
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	6,674,734	7,374,117
Temporary equity, shares issued	3,556,173	6,674,734
Temporary equity, shares outstanding	3,556,173	6,674,734
Original Issue Price
Aggregate liquidation amount	$ 21,505	$ 39,757
Carrying amount	$ 21,440	$ 38,897
Series C1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	17,487,180
Temporary equity, shares issued	848,856
Temporary equity, shares outstanding	848,856
Original Issue Price	$ 7.1319
Aggregate liquidation amount	$ 6,054
Carrying amount	$ 4,692
Series C2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	661,370
Temporary equity, shares issued	661,282
Temporary equity, shares outstanding	661,282
Original Issue Price	$ 6.062115
Aggregate liquidation amount	$ 4,009
Carrying amount	$ 2,567
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	18,148,550	0
Temporary equity, shares issued	1,510,138	0
Temporary equity, shares outstanding	1,510,138	0
Original Issue Price
Aggregate liquidation amount	$ 10,063	$ 0
Carrying amount	$ 7,259
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	33,686,678	16,237,511
Temporary equity, shares issued	7,381,890	15,538,128
Temporary equity, shares outstanding	7,381,890	15,538,128
Original Issue Price
Aggregate liquidation amount	$ 38,117	$ 57,931
Carrying amount	$ 35,352	$ 58,815